Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 204,017	$ 192,502	$ 244,278
Proved properties, Mineral interest and wells	1,090,004	1,034,846	1,250,684
Proved properties, Other uncompleted projects	32,489	24,117	15,781
Unproved properties	96,009	100,955	80,579
Gross capitalised costs	1,422,519	1,352,420	1,591,322
Accumulated depreciation	(649,544)	(615,477)	(883,074)
Total net capitalised costs	772,975	736,943	708,248
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	204,017	189,282	165,666
Proved properties, Mineral interest and wells	974,315	950,388	841,063
Proved properties, Other uncompleted projects	31,057	23,856	15,770
Unproved properties	95,786	88,105	69,823
Gross capitalised costs	1,305,175	1,251,631	1,092,322
Accumulated depreciation	(647,458)	(561,537)	(447,716)
Total net capitalised costs	657,717	690,094	644,606
Argentina
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	0	0	0
Proved properties, Mineral interest and wells	115,689	0	0
Proved properties, Other uncompleted projects	1,432	0	0
Unproved properties	0	0	0
Gross capitalised costs	117,121	0	0
Accumulated depreciation	(2,086)	0	0
Total net capitalised costs	115,035	0	0
Brazil
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	0	3,220	4,121
Proved properties, Mineral interest and wells	0	38,561	48,448
Proved properties, Other uncompleted projects	0	261	11
Unproved properties	223	101	330
Gross capitalised costs	223	42,143	52,910
Accumulated depreciation	0	(37,257)	(47,388)
Total net capitalised costs	223	4,886	5,522
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	0	0	0
Proved properties, Mineral interest and wells	0	45,897	31,149
Proved properties, Other uncompleted projects	0	0	0
Unproved properties	0	12,749	10,426
Gross capitalised costs	0	58,646	41,575
Accumulated depreciation	0	(16,683)	(8,522)
Total net capitalised costs	0	41,963	33,053
Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	0	0	74,491
Proved properties, Mineral interest and wells	0	0	330,024
Proved properties, Other uncompleted projects	0	0	0
Unproved properties	0	0	0
Gross capitalised costs	0	0	404,515
Accumulated depreciation	0	0	(379,448)
Total net capitalised costs	$ 0	$ 0	$ 25,067